Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill
Schedule of changes in the carrying amount of goodwill

	2016	2017
	$	$
Balance as of January 1	39,807,243	39,018,058
Goodwill recognized upon acquisition (Note 3)	—	1,927,500
Impairment	—	(41,222,971)
Exchange rate translation	(789,185)	277,413

Balance as of December 31	39,018,058	—